TRAVELERS INDEX ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Index Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Tables under both the "Fee Table - Without Principal Protection Feature" and "Fee Table - With Principal Protection Feature" section are revised as follows:

------------------------------------------ --------------------- --------------------- ------------------- -------------------
                                                                                                              TOTAL ANNUAL
                                                                                                               OPERATING
                                              MANAGEMENT FEE     DISTRIBUTION AND/OR     OTHER EXPENSES         EXPENSES
                                              (AFTER EXPENSE         SERVICE FEES        (AFTER EXPENSE      (AFTER EXPENSE
FUNDING OPTION                                REIMBURSEMENT)         (12b-1 FEES)        REIMBURSEMENT)      REIMBURSEMENT)
------------------------------------------ --------------------- --------------------- ------------------- -------------------
GREENWICH STREET SERIES FUND
------------------------------------------ --------------------- --------------------- ------------------- -------------------
  Equity Index Portfolio - Class I Shares           0.31%**               --                  0.02%               0.33%
------------------------------------------ --------------------- --------------------- ------------------- -------------------

** The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.30%. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Example without Principal Protection is revised as follows:

STANDARD DEATH BENEFIT

                                                      IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                                   ---------------------------------------- ----------------------------------------
 FUNDING OPTION                                    1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                  -------- --------- ---------- ---------- --------  --------- ---------- ---------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I Shares .....    78       105        135        206       18         55        95         206


ENHANCED DEATH BENEFIT

                                                      IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                                   ---------------------------------------- ----------------------------------------
 FUNDING OPTION                                    1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                  -------- --------- ---------- ---------- --------  --------- ---------- ---------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I Shares .....    80       111        145        228       20         61        105        228


The Example with Principal Protection is revised as follows:

                                                      IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                                   ---------------------------------------- ----------------------------------------
 FUNDING OPTION                                    1 YEAR   3 YEARS   5 YEARS    10 YEARS    1 YEAR   3 YEARS   5 YEARS     10 YEARS
-----------------                                  -------- --------- --------- ----------- ------------------------------ ---------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class I Shares (a) .........................     138      205       264        399         38       115       194         399
   Equity Index Portfolio--
     Class I Shares (b) .........................     140      210       273        417         40       120       203         417

--------------
 (a)   Standard Death Benefit
 (b)   Enhanced Death Benefit

The following paragraph is deleted from the Death Benefit section:

We must be notified of the ANNUITANT's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the CONTRACT VALUE on the DEATH REPORT DATE, less any applicable premium tax.

The following two paragraphs are deleted from the "Federal Tax Considerations" section:

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of your purchase payment or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

L-12984                                                            July 15, 2002